Share-Based Payment Arrangements	9 Months Ended
Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Arrangements
21.	SHARE-BASED PAYMENT ARRANGEMENTS
Employee Share Option Plan
Under the Company’s employee share option plan, qualified employees of the Company and its subsidiaries were granted 661,000 options in July 2010, 910,000 options in July 2011, 669,750 options in July 2012, 619,250 options in July 2013, 680,625 options in July 2014, 2,477,336 options in July 2015, 1,032,250 options in July 2016 and 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. The options granted are valid for 10 years and exercisable at certain percentages once they have vested. No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash.
The board of directors of the Company, as of July 26, 2016, resolved to double the number of shares underlying each outstanding award granted previously to reflect the subdivision ratio of the share split made in connection with the corporate restructuring of May 27, 2016. The exercise price for each award previously granted was correspondingly adjusted by a decrease of 50%. The modification did not cause any incremental adjustments to the fair value of the granted awards.
As of September 30, 2020, there are 13,841,879 ordinary shares issuable on the exercise of share options outstanding under the Company’s equity incentive plans. Currently each ADS represents five of the Company’s ordinary shares measured under employee share option plan.

Information on employee share options granted from July 2010 to 2016 is as follows:

	For the nine months ended September 30
	2019		2020
	Number of Options	Weighted- average Exercise Price Per Option	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1	6,822,523	$1.41	6,670,356	$1.43
Options forfeited	(32,167)	2.26	—	—

Balance at September 30	6,790,356	1.41	6,670,356	1.43

Options exercisable, end of period	6,790,356	1.41	6,670,356	1.43

Weighted-average fair value of options granted	$—		$—

Information on employee share options granted in September 2017 is as follows:

	For the nine months ended September 30
	2019		2020
	Number of Options	Weighted- average Exercise Price Per Option	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1	698,167	$1.28	501,167	$1.28
Options forfeited	(197,000)	1.28	—	—

Balance at September 30	501,167	1.28	501,167	1.28

Options exercisable, end of period	—	—	501,167	1.28

Weighted-average fair value of options granted	$—		$—

Information on outstanding options as of September 30, 2020 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2016		September 2017
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0	$0.20-$0.80	0.7	$0.80	1.7	$0.80-$1.36	2.7	$1.36	3.7	$1.36-$1.88	4.7	$2.26	5.7	$1.28	6.9
Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%

Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.

Compensation costs recognized for the nine months ended September 30, 2019 and 2020 were $42,511 and zero, respectively.
Long Term Incentive Plan
On August 23, 2017, July 30, 2018 and July 26, 2019, the Company’s board of directors approved the 2017, 2018 and 2019 Senior Management Team (SMT) Long Term Incentive Plans (the

“2017 LTIP”, “2018 LTIP” and “2019 LTIP”, and collectively, the “LTIPs”), respectively, which outlines awards that may be granted to qualified employees of the Company. These plans are applicable to the SMT of the Company and are used for long-term retention of key management. The LTIPs are each valid for ten years, and grantees of the bonus entitlement units can exercise their rights once they have vested. The Company shall pay the intrinsic value of the units awarded to the employees at the date of exercise of their awards, if redeemed by an employee.
As of September 30, 2020, there are 1,566,000 bonus entitlement units which have been granted under the 2017 LTIP by the Company. For the 1,462,000 units under the 2017 LTIP which were granted in 2017, they will vest in thirds each year after the first, second, and third anniversary of the award, and for the 104,000 units under the 2017 LTIP which were granted in 2018, they will vest in halves each year after the second and third anniversary of the award.
The value of the 2017 LTIP, which was originally measured based on the quoted share price was changed retrospectively at a 5:1 conversion ratio of the Taiwan share price to the ADS price due to the modification of the 2017 LTIP approved by the board of directors on July 30, 2018. As this will be a modification of a cash-settled award that remains a cash-settled award after the modification, any increase or decrease in the value of the liability will be recognized immediately in profit or loss.
The Company’s 2017 LTIP is described as follows:

	For the nine months Ended September 30
	2019	2020
Balance at January 1	1,479,334	1,160,001
Awards forfeited	(319,333)	(253,000)

Balance at September 30	1,160,001	907,001

Balance exercisable, end of period	815,000	1,354,333

As of September 30, 2020, there are 241,142 bonus entitlement units which have been granted under the 2018 LTIP by the Company. For the 241,142 units under the 2018 LTIP, they will vest in thirds each year after the first, second, and third anniversary of the award. The value of the 2018 LTIP will be linked to the ADS price. All of the 2018 LTIP granted bonus entitlement units remained outstanding as of September 30, 2020.

The Company’s 2018 LTIP is described as follows:

	For the nine months Ended September 30
	2019	2020
Balance at January 1	241,142	168,089
Awards forfeited	(73,053)	(38,466)

Balance at September 30	168,089	129,623

Balance exercisable, end of period	56,030	136,410

As of September 30, 2020, there are 491,020 bonus entitlement units which have been granted under the 2019 LTIP by the Company. For the 491,020 units under the 2019 LTIP, they will vest in thirds each year after the first, second, and third anniversary of the award. The value of the 2019 LTIP will be linked to the ADS price. All of the 2019 LTIP granted bonus entitlement units remained outstanding as of September 30, 2020.
The Company’s 2019 LTIP is described as follows:

	For the nine months Ended September 30
	2019	2020
Balance at January 1	—	491,020
Awards granted	491,020	—
Awards forfeited	—	(104,070)

Balance at September 30	491,020	386,950

Balance exercisable, end of period	—	163,673

Each bonus entitlement unit grants the holders of the LTIPs a conditional right to receive an amount of cash equal to the per-unit
fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.
Regarding the Company’s 2017, 2018 and 2019 LTIPs, the respective quoted fair value of the awards on the grant date was NT$33.45 (or $1.10) , $7.90 and $2.92, based on the Taiwan share price on August 23, 2017 , the closing price per ADS on July 30, 2018 and the closing price per ADS on July 30, 2019, respectively. The quoted fair value on the reporting date is based on the closing price per ADS of $2.03 and $1.90 as of December 31, 2019 and September 30, 2020, respectively.
The Company recognized total expenses of $(255,062) and $198,720 in respect of the LTIPs for the nine months ended September 30, 2019 and 2020, respectively. As of December 31, 2019 and September 30, 2020, the Company recognized compensation liabilities of $755,787 and $1,074,741 as current (classified as other payables), respectively, and
$184,870 and $95,926 as
non-current,
respectively.